BLACKROCK FUNDAMENTAL GROWTH PORTFOLIO
OF BLACKROCK SERIES FUND, INC.
(the “Fund”)

SUPPLEMENT DATED DECEMBER 16, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective December 16, 2008, the following changes are made to the Fund’s Statement of Additional Information.

All references to Thomas Burke as a portfolio manager of the Fund are deleted.

The section entitled “Investment Advisory Arrangements” beginning on page 37 is revised as set forth below.

The subsection entitled “Portfolio Manager Information — Other Portfolios and Accounts Managed” beginning on page 39 is revised to add the following information with respect to the Fund as of November 18, 2008:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Fundamental Growth Portfolio
Jeffrey R. Lindsey	10	3	9	0	0	1
	$3.5 Billion	$114 Million	$1.07 Billion	$0	$0	$108 Million

Edward P. Dowd	10	3	9	0	0	1
	$3.5 Billion	$114 Million	$1.07 Billion	$0	$0	$108 Million

The subsection entitled “Portfolio Manager Information — Portfolio Ownership” on page 40 is revised to add the following information with respect to the Fund:

As of November 18, 2008, neither Mr. Jeffrey R. Lindsey or Edward P. Dowd beneficially owned any equity securities of the Fund because neither portfolio manager had invested in the type of insurance contract through which the Fund must be purchased.

The subsection entitled “Portfolio Manager Information — Discretionary Incentive Compensation — 1. Balanced Capital Portfolio (equity portfolio), Fundamental Growth Portfolio, Global Allocation Portfolio and Large Cap Core Portfolio” beginning on page 41 is revised to add the following information with respect to the Fund:

Portfolio Manager	Funds Managed	Applicable Benchmarks

Jeffrey R. Lindsey	BlackRock Fundamental Growth Portfolio	Lipper Large-Cap Growth
Funds classification
Edward P. Dowd	BlackRock Fundamental Growth Portfolio	Lipper Large-Cap Growth
Funds classification

19058-FG-0508SUP